Inventories Related to Real Estate Business - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business expected to be recovered longer than twelve months	$ 13,471,645	$ 479,759	$ 11,416,726